TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

TIAA-CREF Core Impact Bond Fund
TIAA-CREF Short Duration Impact Bond Fund
(collectively, the “Funds”)

SUPPLEMENT NO. 3
dated March 1, 2020, to the Statutory Prospectus for the TIAA-CREF Fixed-Income & Real Estate Securities Funds dated August 1, 2019, as supplemented through December 13, 2019

The environmental, social and governance (“ESG”) criteria utilized by each Fund to establish an initial investment universe have been modified.

The third paragraph of the section of each Fund’s prospectus entitled “Principal investment strategies” is hereby replaced in its entirety with the following:

The Fund’s investments in fixed-income securities are subject to certain ESG or Impact criteria. The Fund’s Impact criteria are described below. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the Fund should they meet certain internal ESG criteria. All issuers not otherwise meeting the Impact framework described below must meet or exceed minimum ESG performance standards to be eligible for investment by the Fund.

The first sentence of the fourth paragraph of the section of each Fund’s prospectus entitled “Principal investment strategies” is hereby replaced with the following:

The corporate issuer evaluation process favors companies with leadership in ESG performance relative to their peers.

The fifth, sixth and seventh paragraphs of the section of each Fund’s prospectus entitled “Principal investment strategies” are hereby replaced in their entirety with the following:

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The ESG evaluation process with respect to corporate issuers is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.

The ESG evaluation process with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Typically, environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term sustainability of its economy.

While Advisors may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Fund investment. The ESG criteria the Fund takes into consideration are non-fundamental investment policies. Such criteria and the universe of investments that the Fund utilizes may be changed without the approval of the Fund’s shareholders.

The phrase “issued by corporate and foreign government issuers” is hereby removed from the first sentence of the 11th paragraph of the Principal investment strategies section of each Fund prospectus.

The phrase “in securities issued by corporate and foreign government issuers” is hereby removed from the second sentence of the 11th paragraph of the Principal Investment strategies section of the Core Impact Bond Fund prospectus.

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The phrase “issued by a corporate entity or by a foreign government or agency” is hereby removed from the second sentence of the 11th paragraph of the Principal investment strategies section of each Fund prospectus.

The following sentence is hereby added as a new final sentence to the 12th paragraph of the Principal investment strategies section of each Fund prospectus.

The portion of the Fund invested in accordance with TIAA’s proprietary Impact framework is not additionally subject to ESG criteria provided by a third party.

The third paragraph set forth on page 129 of the Funds’ prospectus in the section entitled “Additional information about investment strategies and risks of the Funds” is hereby replaced in its entirety with the following:

The ESG criteria utilized by the Short Duration Impact Bond Fund and the Core Impact Bond Fund evaluate corporate issuers of fixed-income securities in connection with certain environmental, social and governance assessment categories in reliance on input from ESG vendor(s). Examples of environmental assessment categories are: climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government & public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights & community, labor rights & supply chain, and governance) are other considerations.

The ESG criteria utilized by the Short Duration Impact Bond Fund and the Core Impact Bond Fund with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term

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sustainability of its economy. In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the Fund should they meet certain internal ESG criteria. The Funds have the right to change the ESG vendor(s) at any time and to change the number of vendors providing this service.

A40783 (3/20)

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TIAA-CREF Funds	Supplement

TIAA-CREF Equity Index Funds

TIAA-CREF Equity Index Fund

TIAA-CREF Large-Cap Value Index Fund

TIAA-CREF S&P 500 Index Fund

TIAA-CREF Small-Cap Blend Index Fund

TIAA-CREF Emerging Markets Equity Index Fund

TIAA-CREF International Equity Index Fund

(collectively, the “Funds”)

SUPPLEMENT NO. 1

dated March 1, 2020, to the Statutory Prospectus and Summary Prospectuses dated March 1, 2020

Important change to the Funds

The Board of Trustees of the TIAA-CREF Funds has approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

For the TIAA-CREF Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 3000 Index, which the Fund seeks to track.

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For the TIAA-CREF Large-Cap Value Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 1000 Value Index, which the Fund seeks to track.

For the TIAA-CREF S&P 500 Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500 Index, which the Fund seeks to track.

For the TIAA-CREF Small-Cap Blend Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Russell 2000 Index, which the Fund seeks to track.

For the TIAA-CREF Emerging Markets Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the MSCI EM Index, which the Fund seeks to track.

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For the TIAA-CREF International Equity Index Fund, the following language has been added to the end of the sub-section entitled “Principal investment strategies” in the section entitled “Summary information” in the Fund’s Statutory Prospectus and Summary Prospectus:

The Fund is classified as a diversified investment company, as defined under the 1940 Act. However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the MSCI EAFE Index, which the Fund seeks to track.

For each Fund, the following sentence has been added to the end of “Market Risk” within the sub-section entitled “Principal investment risks” in the section entitled “Summary information” in the Funds’ Statutory Prospectus and each Fund’s Summary Prospectus:

From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

For each Fund, the following risk has been added to the end of the section entitled “Principal investment risks” in the section entitled “Summary information” in the Funds’ Statutory Prospectus and each Fund’s Summary Prospectus:

•	Non-Diversification Risk—While the Fund is considered to be a diversified investment company under the 1940 Act, the Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status means that the Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return since they may represent a larger portion of the fund’s total portfolio assets.

The following risk has been added after “Mid-Cap Risk” in the sub-section entitled “Additional information on principal investment risks of the Funds” in the section entitled “Additional information about investment strategies and risks of the Funds” in the Funds’ Statutory Prospectus:

•	Non-Diversification Risk—While each Fund is considered to be a diversified investment company under the 1940 Act, each Fund may become non-diversified under the 1940 Act without Fund shareholder approval when necessary to continue to track its benchmark index. Non-diversified status
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means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return since it may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.
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TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1

dated March 1, 2020 to the Statement of Additional Information (“SAI”) dated March 1, 2020 and August 1, 2019, as supplemented through March 1, 2020

Important change to the TIAA-CREF Emerging Markets Equity Index Fund, TIAA-CREF Equity Index Fund, TIAA-CREF International Equity Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF Small-Cap Blend Index Fund and TIAA-CREF S&P 500 Index Fund (the “Funds”)

The Board of Trustees of the TIAA-CREF Funds has approved a change to each Fund’s diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the revised policy, each Fund will continue to track its benchmark index even if the Fund becomes non-diversified under the 1940 Act as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Non-diversified status means that a Fund can invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.

Shareholder approval will not be sought if a Fund crosses from diversified to non-diversified status under such circumstances.

The following language has been added in the SAI as the second and third sentences in the third paragraph under the section entitled “Investment objectives, policies, restrictions and risks”:

However, the Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of their benchmark indices. Therefore, these Funds have a different diversification-related policy than the other Funds as noted in Restriction #8 below.

The following language is now included in the SAI as Restriction #8 under the sub-section entitled “Fundamental policies” in the section entitled “Investment objectives, policies, restrictions and risks”:

Restriction #8 is a fundamental policy of each Fund:

8. With respect to each of the Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer, except as may be necessary to approximate the composition of its benchmark index.

With respect to each other Fund, the Fund will not, with respect to at least 75% of the value of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10% of the outstanding voting securities of any one issuer.